Segment and Geographic Data (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment			1		1
Disaggregation of Revenue [Line Items]
Total revenue	$ 31,402	$ 24,763	$ 61,937	$ 48,142	$ 102,707	$ 78,813	$ 44,815
Americas
Disaggregation of Revenue [Line Items]
Total revenue	24,592	19,542	48,392	37,781	80,574	61,501	33,853
EMEA
Disaggregation of Revenue [Line Items]
Total revenue	5,048	3,882	10,059	7,615	16,220	12,674	7,914
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,762	$ 1,339	$ 3,486	$ 2,746	$ 5,913	$ 4,638	$ 3,048
Geographic concentration risk | Revenue from contract with customer benchmark | Outside of the United States
Disaggregation of Revenue [Line Items]
Concentration risk percentage			28.00%	28.00%	29.00%	30.00%	32.00%